Offerings - Offering: 1	Mar. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	37,882,325
Maximum Aggregate Offering Price	$ 994,411,011.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,244.33
Offering Note	(1) The number of shares of common stock, par value $0.01 per share, of Berkshire Hills Bancorp, Inc. ("Berkshire" and, such shares, the "Berkshire common stock") being registered is based upon (i) the exchange ratio of 0.42 shares of Berkshire common stock for each share of common stock, par value $0.01 per share, of Brookline Bancorp ("Brookline" and, such shares, the "Brookline common stock") multiplied by (ii) an estimate of the maximum number of shares of Brookline common stock issued and outstanding as of March 19, 2025 or issuable or expected to be exchanged (including in respect of Brookline equity awards) in connection with the merger of Brookline with and into Berkshire (the "merger"), which collectively equals 90,196,010. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (i) the average of the high and low prices of Brookline common stock as reported on the NASDAQ Global Select Market on March 19, 2025 ($11.025) multiplied by (ii) the estimated maximum number of shares of Brookline common stock to be converted in the merger (90,196,010). (3) Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001531.